Reconciliation of Total Net Business Profits Under the Internal Management Reporting System to Income (Loss) Before Income Tax Expense (Benefit) Shown on the Consolidated Statements of Income (Detail) (JPY ¥)
	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 719,100,000,000		¥ 741,700,000,000		¥ 702,600,000,000
U.S. GAAP adjustments	87,200,000,000		(98,400,000,000)		144,100,000,000
(Provision) credit for loan losses	23,044,000,000		(647,000,000)		(222,102,000,000)
Net gains (losses) related to equity investments	(90,500,000,000)		2,200,000,000		34,100,000,000
Non-recurring personnel expense	(39,300,000,000)		(22,800,000,000)		(43,900,000,000)
Gains on disposal of premises and equipment	19,924,000,000		13,537,000,000		27,543,000,000
(Provision) credit for losses on off-balance-sheet instruments	1,203,000,000		(4,443,000,000)		24,107,000,000
Others-net	(57,800,000,000)	[1]	(19,800,000,000)	[1]	20,000,000,000	[1]
Income before income tax expense (benefit)	¥ 662,835,000,000		¥ 611,357,000,000		¥ 686,455,000,000

[1]	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a loss of ¥90.6 billion, ¥8.2 billion and ¥3.4 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 23 "Derivative financial instruments" and Note 3 "Business combination" for further information.